Average Annual Total Returns - DWS RREEF Real Estate Securities Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class R before tax Class Inception	Class R before tax 1 Year	Class R before tax 5 Years	Class R before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class S FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class S MSCI US REIT Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S MSCI US REIT Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S MSCI US REIT Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Sep. 03, 2002	(10.65%)	4.75%	7.99%	(11.76%)	2.59%	5.88%	(6.21%)	2.95%	5.78%	Jun. 05, 2017	(7.44%)	5.54%	8.43%	Sep. 03, 2002	(5.84%)	5.26%	7.88%	Oct. 01, 2003	(5.50%)	5.65%	8.30%	Dec. 01, 1999	(4.87%)	6.36%	9.02%	May 02, 2005	(5.00%)	6.26%	8.90%	18.40%	15.22%	13.88%	(6.12%)	5.44%	8.03%	(7.57%)	4.84%	8.30%